Schedule of Investments ─ IQ Ultra Short Duration ETF

January 31, 2024 (unaudited)

	Principal Amount	Value
Long-Term Bonds — 96.8%
Corporate Bonds — 50.7%
Communications — 4.3%
T-Mobile USA, Inc.
1.500%, due 2/15/26	$290,000	$271,444
2.625%, due 4/15/26	150,000	142,800
Verizon Communications, Inc.
6.144%, (SOFR + 0.79%), due 3/20/26(a)	204,000	204,906
		619,150
Consumer, Cyclical — 1.6%
General Motors Financial Co., Inc.
6.050%, due 10/10/25	140,000	142,039
Hyundai Capital America
5.650%, due 6/26/26	70,000	70,686
Nissan Motor Acceptance Co. LLC
6.950%, due 9/15/26	5,000	5,167
7.050%, due 9/15/28	15,000	15,741
		233,633
Consumer, Non-cyclical — 1.7%
Laboratory Corp. of America Holdings
3.250%, due 9/1/24	250,000	246,529

Energy — 1.6%
ONEOK, Inc.
5.550%, due 11/1/26	30,000	30,506
5.850%, due 1/15/26	55,000	55,786
Plains All American Pipeline LP / PAA Finance Corp.
4.500%, due 12/15/26	145,000	143,651
		229,943
Financial — 31.5%
Air Lease Corp.
0.800%, due 8/18/24	440,000	428,342
Bank of America Corp.
4.200%, due 8/26/24	475,000	471,119
5.080%, (SOFR + 1.29%), due 1/20/27(a)	230,000	230,037
Bank of New York Mellon Corp. (The)
4.543%, (SOFR + 1.17%), due 2/1/29(a)	110,000	109,399
4.947%, (SOFR + 1.03%), due 4/26/27(a)	65,000	65,112
Blackstone Holdings Finance Co. LLC
5.900%, due 11/3/27	115,000	119,065
Blackstone Private Credit Fund
7.050%, due 9/29/25	115,000	117,051
Capital One Financial Corp.
4.166%, (SOFR + 1.37%), due 5/9/25(a)	325,000	323,546
Citigroup, Inc.
5.610%, (SOFR + 1.55%), due 9/29/26(a)	150,000	151,155
Corebridge Financial, Inc.
3.500%, due 4/4/25	385,000	376,695
Fifth Third Bancorp
6.361%, (SOFR + 2.19%), due 10/27/28(a)	130,000	134,238
HSBC USA, Inc.
5.625%, due 3/17/25	300,000	301,874
Huntington National Bank (The)
4.008%, (SOFR + 1.21%), due 5/16/25(a)	380,000	376,547
JPMorgan Chase & Co.
3.845%, (SOFR + 0.98%), due 6/14/25(a)	365,000	362,201
5.546%, (SOFR + 1.07%), due 12/15/25(a)	110,000	110,062
Manufacturers & Traders Trust Co.
5.400%, due 11/21/25	250,000	249,463
Morgan Stanley
4.679%, (SOFR + 1.67%), due 7/17/26(a)	200,000	198,650
Morgan Stanley Bank NA
4.754%, due 4/21/26	250,000	250,269
US Bancorp
4.653%, (SOFR + 1.23%), due 2/1/29(a)	100,000	98,519
Wells Fargo & Co.
6.303%, (SOFR + 1.79%), due 10/23/29(a)	75,000	79,046
		4,552,390
	Principal Amount	Value
Corporate Bonds (continued)
Technology — 0.8%
Oracle Corp.
1.650%, due 3/25/26	$125,000	$116,820

Utilities — 9.2%
CenterPoint Energy, Inc.
6.010%, (SOFR + 0.65%), due 5/13/24(a)	353,000	353,017
Florida Power & Light Co.
5.050%, due 4/1/28	115,000	117,764
National Rural Utilities Cooperative Finance Corp.
5.050%, due 9/15/28	50,000	51,037
NextEra Energy Capital Holdings, Inc.
6.051%, due 3/1/25	50,000	50,422
Sempra
3.300%, due 4/1/25	150,000	146,685
Southern California Edison Co.
1.100%, due 4/1/24	100,000	99,191
5.300%, due 3/1/28	65,000	66,703
5.850%, due 11/1/27	105,000	109,227
Southern Co. (The)
5.150%, due 10/6/25	120,000	120,436
Virginia Electric and Power Co.
Series B, 3.750%, due 5/15/27	215,000	209,593
		1,324,075
Total Corporate Bonds
(Cost $7,350,845)		7,322,540

Foreign Bonds — 10.1%
Financial — 8.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, (Ireland)
1.650%, due 10/29/24	540,000	524,368
Credit Suisse AG, (Switzerland)
7.950%, due 1/9/25	250,000	255,807
Mitsubishi UFJ Financial Group, Inc., (Japan)
5.541%, (1 Year US CMT T-Note + 1.50%), due 4/17/26(a)	200,000	200,556
Royal Bank of Canada, (Canada)
5.660%, due 10/25/24	140,000	140,341
Toronto-Dominion Bank (The), (Canada)
4.285%, due 9/13/24	125,000	124,165
		1,245,237
Utilities — 1.5%
Enel Finance America LLC, (Italy)
7.100%, due 10/14/27	200,000	213,731

Total Foreign Bonds
(Cost $1,452,074)		1,458,968

U.S. Treasury Bill — 36.0%
U.S. Treasury Bill
0.000%, due 2/6/24(b)
(Cost $5,196,189)	5,200,000	5,196,208

Schedule of Investments ─ IQ Ultra Short Duration ETF (continued)

January 31, 2024 (unaudited)

	Shares	Value
Short-Term Investment — 3.5%
Money Market Fund — 3.5%
BlackRock Liquidity T-Fund, 5.21%(c)
(Cost $511,176)	511,176	$511,176

Total Investments — 100.3% (Cost $14,510,284)		14,488,892
Other Assets and Liabilities, Net — (0.3)%		(39,180)
Net Assets — 100%		$14,449,712

(a)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of January 31, 2024.
(b)	The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.
(c)	Reflects the 7-day yield at January 31, 2024.

Abbreviations
CMT	- 1 year Constant Maturity Treasury Index
SOFR	- Secured Financing Overnight Rate

Schedule of Investments ─ IQ Ultra Short Duration ETF (continued)

January 31, 2024 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2024. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Corporate Bonds	$—	$7,322,540	$—	$7,322,540
Foreign Bonds	—	1,458,968	—	1,458,968
U.S. Treasury Bills	—	5,196,208	—	5,196,208
Short-Term Investment:
Money Market Fund	511,176	—	—	511,176
Total Investments in Securities	$511,176	$13,977,716	$—	$14,488,892

(d)	For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended January 31, 2024, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.